Related Party Transactions - Schedule of Transaction with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Amounts owed from related parties	$ 6,492	$ 6,271
Amounts owed to related parties	3,300	195,228
Other Warrant Liabilities
Accounts Notes And Loans Receivable [Line Items]
Amounts owed from related parties	0
Amounts owed to related parties	3,300
Topco Receivable
Accounts Notes And Loans Receivable [Line Items]
Amounts owed from related parties	4,408	4,455
Amounts owed to related parties	0	0
P G H L Receivable
Accounts Notes And Loans Receivable [Line Items]
Amounts owed from related parties	2,069	1,776
Amounts owed to related parties	0	0
Other Receivable
Accounts Notes And Loans Receivable [Line Items]
Amounts owed from related parties	15	40
Amounts owed to related parties	$ 0	0
P G H L Loan Received
Accounts Notes And Loans Receivable [Line Items]
Amounts owed from related parties		0
Amounts owed to related parties		$ 195,228